Bonds Payable - Maturities (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 EUR (€)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total			$ 38,053	$ 35,418
Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		€ 25,000	39,020		$ 36,511	€ 25,000
Interest	$ 10,927
Total			49,947
2020 | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,561
Total			1,561
2021 | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,561
Total			1,561
2022 | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,561
Total			1,561
2023 | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,561
Total			1,561
2024 | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			0
Interest	1,561
Total			1,561
Thereafter | Bonds Payable
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal			39,020
Interest	$ 3,122
Total			$ 42,142